INCOME TAXES	9 Months Ended
Sep. 30, 2014
INCOME TAXES
Income Tax Disclosure [Text Block]

15.INCOME TAXES

The Group’s effective income tax rate (“ETR”) was 48% for the nine months ended September 30, 2014 compared to 20% for the nine months ended September 30, 2013. The ETR differed from the statutory tax rate of 25% and the increase in the effective income tax rate over the prior year’s comparable period and the statutory rate is primarily due to the non-deductible share-based compensation expenses granted to an officer in April 2014.